UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2016

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 45.9%
Australia - 2.6%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	48,550,000	AUD	$41,353,960	(a)

Brazil - 4.2%
Federative Republic of Brazil, Notes	10.000%	1/1/23	145,645,000	BRL	28,125,529
Federative Republic of Brazil, Notes	10.000%	1/1/25	207,435,000	BRL	38,133,697

Total Brazil					66,259,226

Hungary - 4.3%
Republic of Hungary, Bonds	7.500%	11/12/20	328,460,000	HUF	1,415,087
Republic of Hungary, Bonds	6.000%	11/24/23	12,485,000,000	HUF	52,591,426
Republic of Hungary, Bonds	5.500%	6/24/25	3,200,000,000	HUF	13,239,033

Total Hungary					67,245,546

Indonesia - 4.6%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	6,587,458
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	638,150,000,000	IDR	47,571,477
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	3,554,783
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	14,412,299

Total Indonesia					72,126,017

Italy - 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	11,450,000	EUR	18,158,379	(a)

Malaysia - 3.9%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	149,875,000	MYR	36,526,936
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	15,440,000	MYR	3,786,561
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	20,699,330

Total Malaysia					61,012,827

Mexico - 13.3%
United Mexican States, Senior Bonds	8.500%	5/31/29	912,630,000	MXN	59,385,267
United Mexican States, Senior Bonds	8.500%	11/18/38	975,770,000	MXN	63,813,698
United Mexican States, Senior Bonds	7.750%	11/13/42	1,407,700,000	MXN	85,604,676

Total Mexico					208,803,641

New Zealand - 3.4%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	48,865,000	NZD	36,674,365	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	22,495,000	NZD	17,020,361	(a)

Total New Zealand					53,694,726

Poland - 2.2%
Republic of Poland, Bonds	3.250%	7/25/25	140,025,000	PLN	35,106,364

Portugal - 3.1%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	38,155,000	EUR	48,800,398	(a)

South Africa - 3.1%
Republic of South Africa, Bonds	6.750%	3/31/21	116,585,000	ZAR	6,702,156
Republic of South Africa, Bonds	6.500%	2/28/41	721,055,000	ZAR	31,433,600
Republic of South Africa, Bonds	8.750%	2/28/48	175,220,000	ZAR	9,816,357

Total South Africa					47,952,113

TOTAL SOVEREIGN BONDS (Cost - $909,598,738)					720,513,197

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Fondo de Titulizacion de Activos UCI, 2016 A2	0.021%	6/16/49	3,405,474	EUR	2,814,033	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	12,008,891	EUR	10,297,564	(a)(b)
MASTR Resecuritization Trust, 2008-4 A1	6.000%	6/27/36	62,116		53,625	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.026%	2/26/49	14,204,401	EUR	14,027,659	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.019%	12/28/50	4,854,865	EUR	4,937,389	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $42,173,086)					32,130,270

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 28.4%
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 2.8%
Ford Motor Credit Co., LLC, Senior Notes	4.207%	4/15/16	9,720,000	$9,778,174
Ford Motor Credit Co., LLC, Senior Notes	1.400%	1/17/17	18,245,000	18,138,705	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.412%	6/15/18	15,655,000	15,383,965	(b)

Total Automobiles				43,300,844

Media - 0.9%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	14,305,000	14,591,100

TOTAL CONSUMER DISCRETIONARY				57,891,944

FINANCIALS - 23.8%
Banks - 13.9%
Abbey National Treasury Services PLC, Senior Notes	1.013%	9/29/17	13,535,000	13,449,770	(b)
ABN AMRO Bank NV, Senior Notes	1.421%	10/28/16	10,735,000	10,758,467	(b)(c)
ANZ New Zealand International Ltd., Senior Notes	1.141%	4/27/17	4,000,000	3,999,020	(b)(c)
Banco Santander Chile, Senior Notes	1.517%	4/11/17	8,800,000	8,745,000	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	24,855,000	25,501,106
Bank of America Corp., Senior Notes	1.662%	1/15/19	24,880,000	24,824,169	(b)
Barclays Bank PLC, Senior Notes	1.017%	12/9/16	14,510,000	14,502,266	(b)
Citigroup Inc., Senior Bonds	1.027%	3/10/17	17,110,000	17,047,668	(b)
Citigroup Inc., Senior Bonds	1.311%	4/27/18	12,550,000	12,471,688	(b)
Commonwealth Bank of Australia, Senior Notes	1.070%	9/20/16	10,415,000	10,423,822	(b)(c)
Corporacion Andina de Fomento, Senior Notes	1.168%	1/29/18	19,700,000	19,625,238	(b)
Fifth Third Bancorp, Bonds	0.990%	12/20/16	2,175,000	2,165,787	(b)
HBOS PLC, Subordinated Notes	1.152%	9/6/17	11,075,000	10,994,152	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.519%	1/25/18	22,960,000	22,970,539	(b)
Shinhan Bank, Senior Notes	1.270%	4/8/17	20,150,000	20,124,470	(b)(c)

Total Banks				217,603,162

Capital Markets - 8.1%
Deutsche Bank AG, Senior Notes	0.969%	2/13/17	19,725,000	19,671,032	(b)
Goldman Sachs Group Inc., Senior Notes	1.462%	11/15/18	48,895,000	48,836,424	(b)
Macquarie Bank Ltd., Senior Notes	1.249%	10/27/17	10,400,000	10,346,461	(b)(c)
Macquarie Group Ltd., Senior Notes	1.329%	1/31/17	9,520,000	9,520,000	(b)(c)
Morgan Stanley, Senior Notes	1.899%	4/25/18	38,555,000	38,803,718	(b)

Total Capital Markets				127,177,635

Consumer Finance - 1.1%
American Express Credit Corp., Senior Notes	0.932%	7/31/18	17,780,000	17,684,539	(b)

Diversified Financial Services - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	2.750%	5/15/17	11,278,000	11,080,635

TOTAL FINANCIALS				373,545,971

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc., Senior Notes	2.042%	9/15/16	13,390,000	13,468,827	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $447,352,991)				444,906,742

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.7%
U.S. Government Agencies - 20.7%
U.S. Treasury Notes	0.379%	4/30/17	178,545,000	178,478,224	(b)
U.S. Treasury Notes	0.382%	7/31/17	146,040,000	145,858,034	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $324,573,631)				324,336,258

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,723,698,446)				1,521,886,467

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $29,655,404)	0.355%	29,655,404	$29,655,404

TOTAL INVESTMENTS - 98.9% (Cost - $1,753,353,850#)			1,551,541,871
Other Assets in Excess of Liabilities - 1.1%			16,487,058

TOTAL NET ASSETS - 100.0%			$1,568,028,929

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Sovereign Bonds	—	$720,513,197	—	$720,513,197
Collateralized Mortgage Obligations	—	32,130,270	—	32,130,270
Corporate Bonds & Notes	—	444,906,742	—	444,906,742
U.S. Government & Agency Obligations	—	324,336,258	—	324,336,258

Total Long-term Investments	—	$1,521,886,467	—	$1,521,886,467

Short-term Investments†	$29,655,404	—	—	29,655,404

Total Investments	$29,655,404	$1,521,886,467	—	$1,551,541,871

Other Financial Instruments:
Futures Contracts	$6,005,249	—	—	$6,005,249
Forward Foreign Currency Contracts	—	$7,454,708	—	7,454,708

Total Other Financial Instruments	$6,005,249	$7,454,708	—	$13,459,957

Total	$35,660,653	$1,529,341,175	—	$1,565,001,828

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$4,653,640	—	—	$4,653,640
Forward Foreign Currency Contracts	—	$21,600,839	—	21,600,839

Total	$4,653,640	$21,600,839	—	$26,254,479

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,419,747
Gross unrealized depreciation	(205,231,726)

Net unrealized depreciation	$(201,811,979)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	766	3/16	$121,294,376	$127,299,625	$6,005,249

Contracts to Sell:
Euro-OAT	863	3/16	139,749,196	144,402,836	(4,653,640)

Net unrealized appreciation on open futures contracts					$1,351,609

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	52,070,000	USD	56,773,014	Citibank N.A.	2/10/16	$(354,866)
EUR	48,520,000	USD	52,974,621	Citibank N.A.	2/10/16	(402,919)
USD	419,651,229	EUR	391,780,000	Citibank N.A.	2/10/16	(4,844,683)
EUR	12,700,000	USD	13,924,001	JPMorgan Chase	2/10/16	(163,477)
CLP	45,169,000,000	USD	65,729,045	HSBC Bank USA, N.A.	2/12/16	(2,500,228)
USD	85,594,916	SGD	121,900,000	HSBC Bank USA, N.A.	2/18/16	48,827
USD	75,621,877	SGD	108,500,000	HSBC Bank USA, N.A.	2/18/16	(520,459)
AUD	47,470,000	USD	33,099,882	JPMorgan Chase	2/18/16	471,246
USD	42,920,972	AUD	60,610,000	Morgan Stanley & Co. Inc.	2/18/16	57,141
INR	867,000,000	USD	12,946,095	JPMorgan Chase	2/25/16	(222,504)
USD	3,180,885	INR	217,000,000	JPMorgan Chase	2/25/16	(3,681)
USD	310,436,039	JPY	38,025,000,000	Citibank N.A.	3/3/16	(3,824,291)
JPY	19,470,000,000	USD	165,217,022	HSBC Bank USA, N.A.	3/3/16	(4,305,816)
JPY	9,065,000,000	USD	77,438,920	HSBC Bank USA, N.A.	3/3/16	(2,520,580)
CLP	8,493,000,000	USD	12,125,062	HSBC Bank USA, N.A.	3/9/16	(264,786)
GBP	2,200,000	USD	3,158,769	HSBC Bank USA, N.A.	3/14/16	(23,777)
USD	85,065,004	GBP	56,110,000	HSBC Bank USA, N.A.	3/14/16	5,108,449
INR	4,607,000,000	USD	68,104,544	Barclays Bank PLC	3/16/16	(722,384)
USD	79,813,380	KRW	95,800,000,000	HSBC Bank USA, N.A.	4/12/16	40,826
USD	79,036,383	KRW	95,800,000,000	HSBC Bank USA, N.A.	4/12/16	(736,171)
USD	2,387,893	NOK	21,000,000	Goldman Sachs Bank USA	4/20/16	(29,201)
NOK	426,200,000	USD	48,446,683	HSBC Bank USA, N.A.	4/20/16	608,826
SEK	282,400,000	USD	32,946,392	HSBC Bank USA, N.A.	4/21/16	38,482
CLP	30,693,000,000	USD	41,527,533	HSBC Bank USA, N.A.	5/16/16	1,018,289
SEK	435,500,000	USD	51,079,052	HSBC Bank USA, N.A.	5/19/16	(161,016)
CLP	5,157,000,000	USD	7,077,472	HSBC Bank USA, N.A.	5/27/16	62,622

Total						$(14,146,131)

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016